As filed with the Securities and Exchange Commission on April 3, 2012

1933 Act Registration No. 333 - 70754

1940 Act Registration No. 811 - 10509

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.36	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 37	☒

(Check appropriate box or boxes)

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s telephone number, including area code: (212) 554-1234

PATRICIA LOUIE, ESQ.

Senior Vice President and Corporate Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment

Title of Securities Being Registered: Class A, Class B and Class K Shares of Beneficial Interest

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)

if appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post- effective amendment

AXA Premier VIP Trust

Contents of Registration Statement

This Registration Statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectuses*

Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibits

*	Incorporated by reference from Post-Effective amendment No. 35 to the Registration Statement on Form N-1A of AXA Premier VIP Trust (File Nos.: 333-70754 and 811-10509), as filed with the Securities and Exchange Commission on February 8, 2012.

PART C: OTHER INFORMATION

Item 28.	Exhibits:

(a)	Trust Instrument

(a)(1)	Agreement and Declaration of Trust of Registrant.[1]

(a)(2)	Certificate of Trust of Registrant. [1]

(b)	By-laws of Registrant. [1]

(c)	None other than provisions contained in Exhibit (a)(1) and (b)

(d)	Investment Advisory Contracts

(d)(1)(i)	Investment Management Agreement between Registrant and AXA Equitable Funds Management Group, LLC (“FMG LLC”) dated as of May 1, 2011 with respect to the Multimanager Portfolios .[11]

(d)(1)(ii)	Investment Management Agreement between Registrant and AXA Equitable Funds Management Group, LLC (“FMG LLC”) dated as of May 1, 2011 with respect to the Allocation Portfolios.[11]

(d)(2)(i)	Investment Advisory Agreement between FMG LLC and AllianceBernstein L.P. (“AllianceBernstein”) dated as of May 1, 2011 with respect to the Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager International Equity Portfolio and Multimanager Aggressive Equity Portfolio.[11]

(d)(2)(ii)	Amendment No. 1 to the Investment Advisory Agreement between FMG LLC and AllianceBernstein dated as of September 1, 2011 with respect to the Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio and Multimanager Aggressive Equity Portfolio.[12]

(d)(3)(i)	Investment Advisory Agreement between FMG LLC and RCM Capital Management LLC (“RCM”) dated as of May 1, 2011 with respect to Multimanager Technology Portfolio.[11]

(d)(4)(i)	Investment Advisory Agreement between FMG LLC and Janus Capital Management LLC (“Janus”) dated as of May 1, 2011 with respect to Multimanager Large Cap Core Equity Portfolio.[11]

(d)(5)(i)	Investment Advisory Agreement between FMG LLC and Thornburg Investment Management, Inc. (“Thornburg”) dated as of May 1, 2011 with respect to Multimanager Large Cap Core Equity Portfolio.[11]

(d)(6)(i)	Investment Advisory Agreement between FMG LLC and Institutional Capital LLC (“ICAP”) dated as of May 1, 2011 with respect to Multimanager Large Cap Value Portfolio.[11]

(d)(7)(i)	Investment Advisory Agreement between FMG LLC and Massachusetts Financial Services Company (“MFS”) dated as of May 1, 2011 with respect to Multimanager Large Cap Value Portfolio.[11]

(d)(8)(i)	Investment Advisory Agreement between FMG LLC and Wellington Management Company, LLP (“Wellington”) dated as of May 1, 2011, with respect to Multimanager Mid Cap Growth Portfolio and Multimanager Technology Portfolio.[11]

(d)(9)(i)	Investment Advisory Agreement between FMG LLC and BlackRock Financial Management, Inc. (“BFM”) dated as of May 1, 2011 with respect to Multimanager Core Bond Portfolio.[11]

(d)(10)(i)	Investment Advisory Agreement between AXA Equitable and Pacific Investment Management Company LLC (“PIMCO”) dated as of May 1, 2011 with respect to Multimanager Core Bond Portfolio and Multimanager Multi-Sector Bond Portfolio.[11]

(d)(11)(i)	Investment Advisory Agreement between FMG LLC and Franklin Advisers, Inc. (“Franklin”) dated as of May 1, 2011 with respect to Multimanager Mid Cap Growth Portfolio.[11]

(d)(12)(i)	Investment Advisory Agreement between FMG LLC and Marsico Capital Management, LLC (“Marsico”) dated as of May 1, 2011 with respect to Multimanager International Equity Portfolio and Multimanager Aggressive Equity Portfolio.[11]

(d)(13)(i)	Investment Advisory Agreement between FMG LLC and J.P. Morgan Investment Management, Inc. (“JPMorgan”) dated as of May 1, 2011 with respect to Multimanager International Equity Portfolio.[11]

(d)(14)(i)	Investment Advisory Agreement between FMG LLC and Legg Mason Capital Management, Inc. (“Legg Mason”) dated as of May 1, 2011 with respect to Multimanager Aggressive Equity Portfolio.[11]

(d)(15)(i)	Investment Advisory Agreement between FMG LLC and Post Advisory Group, LLC (“Post”) dated as of May 1, 2011 with respect to Multimanager Multi-Sector Bond Portfolio.[11]

(d)(16)(i)	Investment Advisory Agreement between FMG LLC and ClearBridge Advisors, LLC (“ClearBridge”) dated as of May 1, 2011 with respect to Multimanager Aggressive Equity Portfolio.[11]

(d)(17)(i)	Investment Advisory Agreement between FMG LLC and T. Rowe Price Associates, Inc. (“T. Rowe”) dated as of May 1, 2011 with respect to Multimanager Aggressive Equity Portfolio.[11]

(d)(18)(i)	Investment Advisory Agreement between FMG LLC and Franklin Advisory Services, LLC (“Franklin Advisory Services”) dated as of May 1, 2011 with respect to Multimanager Small Cap Value Portfolio.[11]

(d)(19)(i)	Investment Advisory Agreement between FMG LLC and Pacific Global Investment Management Company (“PGIMC”) dated as of May 1, 2011 with respect to Multimanager Small Cap Value Portfolio.[11]

(d)(20)(i)	Investment Advisory Agreement between FMG LLC and Goodman & Co. NY Ltd. (“Goodman”) dated as of May 1, 2011 with respect to Multimanager Aggressive Equity Portfolio.[11]

(d)(20)(ii)	Form of Amended and Restated Investment Advisory Agreement between FMG LLC and GCIC US Ltd. dated as of March 15, 2012 with respect to Multimanager Aggressive Equity Portfolio-filed herewith.

(d)(21)(i)	Investment Advisory Agreement between AXA Equitable and Westfield Capital Management Company, LLP (“Westfield”) dated as of May 1, 2011 with respect to Multimanager Aggressive Equity Portfolio.[11]

(d)(22)(i)	Investment Advisory Agreement between FMG LLC and Tradewinds Global Investors, LLC (“Tradewinds”) dated as of May 1, 2011 with respect to Multimanager Mid Cap Value Portfolio.[11]

(d)(22)(ii)	Amendment No. 1 dated as of August 1, 2011 to the Investment Advisory Agreement between FMG LLC and Tradewinds dated as of May 1, 2011 with respect to Multimanager Mid Cap Value Portfolio.[12]

(d)(23)(i)	Investment Advisory Agreement between FMG LLC and SSgA Funds Management, Inc. (“SSgA”) dated as of May 1, 2011 with respect to Multimanager Core Bond Portfolio, Multimanager Multi-Sector Bond Portfolio and Multimanager Technology Portfolio.[11]

(d)(24)(i)	Investment Advisory Agreement between FMG LLC and BlackRock Investment Management LLC (“BlackRock”) dated as of May 1, 2011 with respect to Multimanager International Equity Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio.[11]

(d)(24)(i)	Amended and Restated Investment Advisory Agreement between FMG LLC and BlackRock dated as of August 1, 2011 with respect to Multimanager International Equity Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio.[12]

(d)(25)(i)	Investment Advisory Agreement between FMG LLC and Diamond Hill Capital Management, Inc. (“Diamond Hill”) dated as of May 1, 2011 with respect to Multimanager Mid Cap Value Portfolio.[11]

(d)(26)(i)	Investment Advisory Agreement between FMG LLC and Knightsbridge Asset Management, LLC (“Knightsbridge”) dated as of May 1, 2011 with respect to Multimanager Mid Cap Value Portfolio.[11]

(d)(27)(i)	Investment Advisory Agreement between FMG LLC and Horizon Asset Management, Inc. (“Horizon”) dated as of May 1, 2011 with respect to Multimanager Small Cap Value Portfolio.[11]

(d)(27)(ii)	Amended and Restated Investment Advisory Agreement between FMG LLC and Horizon Asset Management, LLC dated as of December 1, 2011 with respect to Multimanager Small Cap Value Portfolio.[12]

(d)(28)(i)	Investment Advisory Agreement between FMG LLC and Morgan Stanley Investment Management Inc. (“MSIM”) dated as of May 1, 2011 with respect to Multimanager Small Cap Growth Portfolio.[11]

(d)(29)(i)	Investment Advisory Agreement between FMG LLC and NorthPointe Capital, LLC (“NorthPointe”) dated as of May 1, 2011 with respect to Multimanager Small Cap Growth Portfolio.[11]

(d)(30)(i)	Investment Advisory Agreement between FMG LLC and Lord, Abbett & Co. LLC (“Lord Abbett”) dated as of June 15, 2011 with respect to Multimanager Small Cap Growth Portfolio.[11]

(d)(31)(i)	Investment Advisory Agreement between FMG LLC and EARNEST Partners LLC (“EARNEST Partners”) dated as of September 1, 2011 with respect to Multimanager International Equity Portfolio.[12]

(e)	Underwriting Contracts

(e)(3)(i)	Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares.[3]

(e)(3)(ii)	Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares.[3]

(e)(3)(iii)	Amendment No. 1 dated as of May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares. [4]

(e)(3)(iv)	Amendment No. 1 dated as of May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares. [4]

(e)(3)(v)	Amendment No. 2 dated as of May 25, 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares. [6]

(e)(3)(vi)	Amendment No. 2 dated as of May 25, 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares. [6]

(e)(3)(vii)	Distribution Agreement between Registrant and AXA Distributors dated as of August 1, 2011 with respect to the Class K shares.[11]

(e)(3)(viii)	Distribution Agreement between Registrant and AXA Distributors dated as of January 1, 2012 with respect to the Class A shares.[12]

(f)	Deferred Compensation Plan. [1]

(g)	Global Custody Agreement between Registrant and JPMorgan Chase Bank (“JPMorgan Chase”) dated as of December 31, 2001. [2]

(g)(i)	Amendment No. 1, dated as of August 1, 2003 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[3]

(g)(ii)	Amendment No. 2 dated as of May 1, 2006 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [4]

(g)(iii)	Amendment No. 3 dated as of April 1, 2007 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[7]

(g)(iv)	Amendment No. 4 dated as of May 25, 2007 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[7]

(g)(v)	Amendment No. 5 dated as of July 1, 2008 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[7]

(g)(vi)	Amendment No. 6 dated as of October 1, 2009 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[9]

(g)(vii)	Amendment No. 7 dated as of December 1, 2010 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[10]

(g)(viii)	Amendment No. 8 dated as of July 27, 2011 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[11]

(h)	Other Material Contracts

(h)(1)	Mutual Funds Service Agreement between Registrant and FMG LLC dated as of May 1, 2011.[11]

(h)(2)	Mutual Funds Sub-Administration Agreement between FMG LLC and JPMorgan Chase Bank, N.A. dated as of May 1, 2011.[11]

(h)(3)	Expense Limitation Agreement between Registrant and FMG LLC dated as of May 1, 2011.[11]

(h)(3)(i)	Amendment No. 1 dated as of August 19, 2011 to the Expense Limitation Agreement between Registrant and FMG LLC dated as of May 1, 2011.[11]

(h)(3)(ii)	Amendment No. 1 dated as of January 1, 2012 to the Expense Limitation Agreement between Registrant and FMG LLC dated as of May 1, 2011.[12]

(h)(3)(iii)	Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012-filed herewith.

(h)(4)	Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001. [1]

(h)(4)(i)	Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001.[3]

(h)(4)(ii)	Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001. [4]

(h)(4)(iii)	Amendment No. 3 dated as of May 25, 2007 to the Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001. [6]

(h)(5)	Participation Agreement among Registrant, American General Life Insurance Company, AXA Advisors and AXA Distributors dated as of August 15,2003.[3]

(h)(6)	Participation Agreement among Registrant, Mony Life Insurance Company, AXA Advisors and AXA Distributors dated as of February 2006.[7]

(h)(7)	Participation Agreement among Registrant, Mony Life Insurance Company of America, AXA Advisors and AXA Distributors dated as of August 1, 2006.[7]

Legal Opinions

(i)(1)	Legal Opinion of K&L Gates LLP regarding the legality of the securities being registered – to be filed by amendment.

(j)	Other Consents

(j)(1)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(j)(2)	Revised Powers of Attorney. [6]

(k)	Omitted Financial Statements (not applicable)

(l)	Initial Capital Agreement dated November 12, 2001. [1]

(m)(1)	Amended and Restated Distribution Plan with respect to Class B shares of the Registrant.[11]

(n)(1)	Amended and Restated Plan Pursuant to Rule 18f-3 Under the Investment Company Act of 1940.[11]

(o)	Reserved

(p)	Codes of Ethics

(p)(1)	Code of Ethics of the Registrant, FMG LLC and AXA Distributors, effective December 2011.[12]

(p)(2)	Code of Ethics of AllianceBernstein, as revised October 2011.[12]

(p)(3)	Code of Ethics of RCM, as revised July 2009.[9]

(p)(5)	Code of Ethics of Janus, as revised June 23, 2011.[12]

(p)(6)	Code of Ethics of Thornburg, as revised March 2011.[12]

(p)(7)	Code of Ethics of ICAP, as revised October 1, 2010.[10]

(p)(8)	Code of Ethics of MFS, effective as of January 1, 2009.[8]

(p)(9)	Code of Ethics of Wellington, as revised April 1, 2010.[10]

(p)(10)	Code of Ethics of BlackRock, as revised September 30, 2006. [5]

(p)(11)	Code of Ethics of PIMCO, as revised May 2009.[9]

(p)(12)	Code of Ethics of Marsico, as revised December 6, 2011.[12]

(p)(13)	Code of Ethics of Franklin, as revised May 2009.[9]

(p)(14)	Code of Ethics of JPMorgan, as revised July 7, 2010.[10]

(p)(15)	Code of Ethics of Legg Mason, as revised February 8, 2007. [6]

(p)(16)	Code of Ethics of Post, as revised March 12, 2007.[6]

(p)(17)	Code of Ethics of ClearBridge, as revised August 2009.[9]

(p)(18)	Code of Ethics of T. Rowe, as revised May 2011.[12]

(p)(19)	Code of Ethics of Franklin Advisory Services, as revised May 2009.[9]

(p)(20)	Code of Ethics of PGIMC dated May 18, 2007.[7]

(p)(21)	Code of Ethics of Goodman dated 2008.[7]

(p)(22)	Code of Ethics of Westfield, as revised November 10, 2011.[12]

(p)(23)	Code of Ethics of Tradewinds, dated February 1, 2005, as amended August 15, 2011.[12]

(p)(24)	Code of Ethics of SSgA, as revised November 1, 2010.[10]

(p)(25)	Code of Ethics of Horizon, dated January 2011.[10]

(p)(26)	Code of Ethics of Diamond Hill, dated December 31, 2010.[10]

(p)(27)	Code of Ethics of Knightsbridge, dated October 1, 2011.[12]

(p)(28)	Code of Ethics of MSIM, dated March 1, 2011.[12]

(p)(29)	Code of Ethics of NorthPointe, dated September 1, 2011.[12]

(p)(30)	Code of Ethics of Lord Abbett, dated October 11, 2011.[12]

(p)(31)	Code of Ethics of EARNEST Partners, dated August 4, 2008.[12]

[1]	Incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2001 (File No. 333-70754).
[2]	Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on April 15, 2002 (File No. 333-70754).
[3]	Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on February 25, 2004 (File No. 333-70754).

[4]	Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2006 (File No. 333-70754).
[5]	Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 (File No. 333-70754).
[6]	Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed on February 5, 2008 (File No. 333-70754).
[7]	Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2009 (File No. 333-70754).
[8]	Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2009 (File No. 333-70754).
[9]	Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on January 21, 2010 (File No. 333-70754).
[10]	Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2011 (File No. 333-70754).
[11]	Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on August 16, 2011 (File No. 333-70754).
[12]	Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A filed on February 8, 2012 (File No. 333-70754).

Item 29.	Persons controlled by or under Common Control with Registrant

AXA Equitable controls the Trust by virtue of its ownership of more than 95% of the Trust’s shares as of June 30, 2011. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters. The Trust may also offer its shares to insurance companies unaffiliated with AXA Equitable, to other series of the Trust and to series of EQ Advisors Trust, a separate registered investment company managed by AXA Equitable.

On July 22, 1992, AXA Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time AXA Equitable became a wholly-owned subsidiary of AXA Financial, Inc. (“AXA Financial”), a subsidiary of AXA, a French insurance holding company. AXA Financial continues to own 100% of AXA Equitable’s common stock.

AXA is the largest shareholder of AXA Financial. AXA owns, directly or indirectly through its affiliates, 100% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA’s insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investing banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

Item 30.	Indemnification

Article VIII of the Agreement and Declaration of Trust of the Registrant states:

Section 1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

Section 2. Indemnification of Covered Persons.Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

Section 3. Indemnification of Shareholder.If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Article IX of the Agreement and Declaration of Trust of the Registrant states:

Section 5. Amendments. Except as specifically provided in this Section 5, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V, Section 1 hereof, (ii) any amendment to this Section 5, (iii) any amendment that may require their vote under applicable law or by the Trust’s registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

Article X of the By-Laws of the Registrant states:

Section 3. Advance Payment of Indemnifiable Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Section 2. D. of the Registrant’s Investment Management Agreement and Section 2. E of the Registrant’s Investment Management Agreement with respect to the AXA Allocation Portfolios and Target Allocation Portfolios each state:

Limitations on Liability. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager’s undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

Sections 5. A. and 5. B. of each of the Registrant’s Investment Advisory Agreements state:

Liability and Indemnification. A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither the Adviser nor any of its officers, directors, members or employees (its “Affiliates”) shall be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser or its Affiliates with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser or its Affiliates for, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended (“1933 Act”)) (collectively, “Manager Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Allocated Portion or the omission to state therein a material fact known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished by the Adviser to the Manager or the Trust by the Adviser Indemnitees (as defined below) for use therein.

B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Allocated Portion, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Manager that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust.

Section 14 of each of the Registrant’s Distribution Agreements states:

The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of the Distributor in its capacity as a principal underwriter of the Trust’s shares and will reimburse the Trust, its officers, trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Section 6 of the Registrant’s Mutual Funds Service Agreement states:

Limitation of Liability and Indemnification. (a) AXA Equitable Funds Management Group, LLC (“AXA Equitable”) shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on AXA Equitable’s part (or on the part of any third party to whom AXA Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by AXA Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party) or, subject to Section 10 below, AXA Equitable’s (or such third party’s) refusal or failure to comply with the terms of this Agreement (in the case of AXA Equitable) or an agreement with AXA Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party). In no event shall AXA Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if AXA Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b) Except to the extent that AXA Equitable may be held liable pursuant to Section 6(a) above, AXA Equitable shall not be responsible for, and the Trust shall indemnify and hold AXA Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

(i) any and all actions of AXA Equitable or its officers or agents required to be taken pursuant to this Agreement;

(ii) the reliance on or use by AXA Equitable or its officers or agents of information, records, or documents which are received by AXA Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii) the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

(iv) the breach of any representation or warranty of the Trust hereunder;

(v) the reliance on or the carrying out by AXA Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi) any delays, inaccuracies, errors in or omissions from information or data provided to AXA Equitable by data services, including data services providing information in connection with any third party computer system licensed to AXA Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii) any failure of the Trust’s registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix) except as provided for in Schedule B.III., the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x) all actions, inactions, omissions, or errors caused by third parties to whom AXA Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify AXA Equitable pursuant to this Agreement.

Number 12(a)(iv) of the Registrant’s Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilties, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”) that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

Article VIII of the Registrant’s Participation Agreements states:

8.1(a). AXA Equitable Funds Management Group, LLC (for the purposes of this Article, “Equitable”) agrees to indemnify and hold harmless the Trust, each member of the Board, the Distributors, and the directors and officers and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Equitable), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust's shares or the Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus, or Statement of Additional Information for the Equitable Contracts or contained in the Equitable Contracts or sales literature for the Equitable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any

Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to Equitable by or on behalf of the Trust for use in the registration statement, prospectus, or Statement of Additional Information for the Equitable Contracts or in the Equitable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust not supplied by Equitable or persons under its control) or wrongful conduct of Equitable or persons under its control, with respect to the sale or distribution of the Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or Statement of Additional Information, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished to the Trust by or on behalf of Equitable; or

(iv) arise as a result of any failure by Equitable to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement; or

(v) arise out of or result from any material breach of any representation and/or warranty made by Equitable in this Agreement or arise out of or result from any other material breach of this Agreement by Equitable;

as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof…

8.2(a). Each of the Distributors agrees to indemnify and hold harmless Equitable, and the Trust and each of their directors and officers and each person, if any, who controls Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributors), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust's shares or the Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Distributors or Trust by or on behalf of Equitable for use in the Registration Statement, prospectus, or Statement of Additional Information for the Trust, or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or Statement of Additional Information, or sales literature for the Equitable Contracts not supplied by the Distributors or persons under their control) or wrongful conduct of the Distributors or persons under their control, with respect to the sale or distribution of the Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or Statement of Additional Information or sales literature covering the Equitable Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to Equitable by or on behalf of the Distributors or the Trust; or

(iv) arise as a result of any failure by the Distributors or the Trust to provide the services and furnish the materials required to be provided or furnished by the Distributors or the Trust under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification or other qualification requirements specified in Article VI of this Agreement); or

(v) arise out of or result from any material breach of any representation and/or warranty made by the Distributors in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributors;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof…

8.3(a) The Trust agrees to indemnify and hold harmless Equitable and each of its directors and officers and each person, if any, who controls Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Trust and:

(i) arise as a result of any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in … this Agreement); or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust;

as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof…

Underwriting

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

1. FMG LLC is a registered investment adviser and serves as manager for all portfolios of the Registrant and directly manages all or a portion of Multimanager Technology Portfolio, the AXA Allocation Portfolios and the Target Allocation Portfolios. The description of FMG LLC under the caption of “The Manager” in the Prospectuses and under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information on the directors and officers of FMG LLC set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-156933) is incorporated herein by reference. FMG LLC, with the approval of the Registrant's board of trustees, selects sub-advisers for certain portfolios of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for such portfolios.

AllianceBernstein serves as a sub-adviser to Multimanager Aggressive Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio and Multimanager Mid Cap Growth Portfolio. The description of AllianceBernstein under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of AllianceBernstein set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720) is incorporated herein by reference.

RCM serves as a sub-adviser to Multimanager Technology Portfolio. The description of RCM under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of RCM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56308) is incorporated herein by reference.

Goodman serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. The description of Goodman under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Goodman set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-49353) is incorporated herein by reference.

Westfield serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. The description of Westfield under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Westfield set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-69413) is incorporated herein by reference.

Janus serves as a sub-adviser to Multimanager Large Cap Core Equity Portfolio. The description of Janus under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Janus set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-13991) is incorporated herein by reference.

Thornburg serves as a sub-adviser to Multimanager Large Cap Core Equity Portfolio. The description of Thornburg under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Thornburg set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17853) is incorporated herein by reference.

ICAP serves as a sub-adviser to Multimanager Large Cap Value Portfolio. The description of ICAP under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting

Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of ICAP set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-40779) is incorporated herein by reference.

MFS serves as a sub-adviser to Multimanager Large Cap Value Portfolio. The description of MFS under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of MFS set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17352) is incorporated herein by reference.

Franklin serves as a sub-adviser to Multimanager Mid Cap Growth Portfolio. The description of Franklin under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Franklin set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-26292) is incorporated herein by reference.

Tradewinds serves as a sub-adviser to Multimanager Mid Cap Value Portfolio. The description of Tradewinds under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Tradewinds set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-65208) is incorporated herein by reference.

JPMorgan serves as a sub-adviser to Multimanager International Equity Portfolio. The description of JPMorgan under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers Of JPMorgan set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21011) is incorporated herein by reference.

Marsico serves as a sub-adviser to Multimanager International Equity Portfolio and Multimanager Aggressive Equity Portfolio. The description of Marsico under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Marsico set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54914) is incorporated herein by reference.

Wellington serves as a sub-adviser to Multimanager Mid Cap Growth Portfolio and Multimanager Technology Portfolio. The description of Wellington under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Wellington set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15908) is incorporated herein by reference.

BFM serves as a sub-adviser to Multimanager Core Bond Portfolio. The description of BFM under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of BFM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48433) is incorporated herein by reference.

PIMCO serves as a sub-adviser to Multimanager Core Bond Portfolio and Multimanager Multi-Sector Bond Portfolio. The description of PIMCO under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of PIMCO set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) is incorporated herein by reference.

Franklin Advisory Services serves as a sub-adviser to Multimanager Small Cap Value Portfolio. The description of Franklin Advisory Services under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Franklin Advisory Services set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-51967) is incorporated herein by reference.

PGIMC serves as a sub-adviser to Multimanager Small Cap Value Portfolio. The description of PGIMCunder the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of PGIMCset forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-41668) is incorporated herein by reference.

ClearBridge serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. The description of ClearBridge under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of ClearBridge set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-64710) is incorporated herein by reference.

Legg Mason serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. The description of Legg Mason under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Legg Mason set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-18115) is incorporated herein by reference.

Post serves as a sub-adviser to Multimanager Multi-Sector Bond Portfolio. The description of Post under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Post set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-57939) is incorporated herein by reference.

T. Rowe serves as a sub-adviser to Multimanager Aggressive Equity Portfolio. The description of T. Rowe under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of T. Rowe set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-856) is incorporated herein by reference.

SSgA serves as a sub-adviser to Multimanager Core Bond Portfolio, Multimanager Multi-Sector Bond Portfolio, and Multimanager Technology Portfolio. The description of SSgA under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of SSgA set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60103) is incorporated herein by reference.

BlackRock serves as a sub-adviser to Multimanager International Equity Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio. The description of BlackRock under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of BlackRock set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56972) is incorporated herein by reference.

Diamond Hill serves as a sub-adviser to Multimanager Mid Cap Value Portfolio. The description of Diamond Hill under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Diamond Hill set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-32176) is incorporated herein by reference.

Knightsbridge serves as a sub-adviser to Multimanager Mid Cap Value Portfolio. The description of Knightsbridge under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Knightsbridge set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-55731) is incorporated herein by reference.

MSIM serves as a sub-adviser to Multimanager Small Cap Growth Portfolio. The description of MSIM under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of MSIM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15757) is incorporated herein by reference.

NorthPointe serves as a sub-adviser to Multimanager Small Cap Growth Portfolio. The description of NorthPointe under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of NorthPointe set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-57064) is incorporated herein by reference.

Horizon serves as a sub-adviser to Multimanager Small Cap Value Portfolio. The description of Horizon under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Horizon set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47515) is incorporated herein by reference.

Lord Abbett serves as a sub-adviser to Multimanager Small Cap Growth Portfolio. The description of Lord Abbett under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Lord Abbett set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6997) is incorporated herein by reference.

EARNEST Partners serves as a sub-adviser to Multimanager International Equity Portfolio. The description of EARNEST Partners under the caption “More Information About the Manager and the Sub-advisers” in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of EARNEST Partners set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56189) is incorporated herein by reference.

Item 32.	Principal Underwriter

(a) AXA Distributors is the principal underwriter. AXA Distributors also serves as a principal underwriter for EQ Advisors Trust and Separate Account No. 49 of AXA Equitable Life Insurance Company.

(b) Set forth below is certain information regarding the directors and officers of AXA Distributors. The business address of each person listed below is 1290 Avenue of the Americas, New York, New York 10104.

AXA Distributors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA DISTRIBUTORS, INC.	POSITIONS AND OFFICES WITH THE TRUST
DIRECTORS
Nicholas B. Lane	Director
Michael P. McCarthy	Director
Andrew J. McMahon	Director

OFFICERS
Nicholas B. Lane	Chairman of the Board, President, Chief Executive Officer & Chief Retirement Savings Officer
Andrew J. McMahon	Chief Financial Protection & Wealth Management Officer
Michael Gregg	Executive Vice President
David W. O’Leary	Executive Vice President
Joanne Petrini-Smith	Executive Vice President
John F. Carlson	Senior Vice President
Harvey T. Fladeland	Senior Vice President
Nelida Garcia	Senior Vice President
Peter D. Golden	Senior Vice President
David J. Herman	Senior Vice President
Kevin M. Kennedy	Senior Vice President
Windy Lawrence	Senior Vice President
Harry Scott Long	Senior Vice President
Michael P. McCarthy	Senior Vice President & National Sales Manager
Timothy P. O’Hara	Senior Vice President
Anthea Parkinson	Senior Vice President and National Accounts Director, Financial Institutions
Mark D. Scalercio	Senior Vice President
Michael Schumacher	Senior Vice President
Mark Teitelbaum	Senior Vice President
Mary Toumpas	Senior Vice President
Norman J. Abrams	Vice President and General Counsel
Gerald J. Carroll	Vice President
James S. Crimmins	Vice President
Karen Farley	Vice President
Michael J. Gass	Vice President
Nicholas J. Gismondi	Vice President and CFO
Katharn S. Gopie	Vice President
Jane E. Harte	Vice President
Nicholas D. Huth	Vice President and Associate General Counsel
Laird Johnson	Vice President

AXA Distributors, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH AXA DISTRIBUTORS, INC.	POSITIONS AND OFFICES WITH THE TRUST
Kathleen B. Kavanaugh	Vice President
Kelly LaVigne	Vice President
Deborah S. Lewis	Vice President
Page W. Long	Vice President
Patrick Look	Vice President
Anju Nanda	Vice President
James S. O’Connor	Vice President
John C. Taroni	Vice President and Treasurer
Matthew A. Schirripa	Vice President
Jeffrey D. Spritzer	Vice President
Robert P. Walsh	Vice President & Chief AML Officer
Jonathan Zales	Vice President
Caitlin Fleming	Assistant Vice President
Elizabeth M. Hafez	Assistant Vice President
Gregory Lashinsky	Assistant Vice President – Financial Operations Principal
Enrico Mossa	Assistant Vice President
Richard Olewnik	Assistant Vice President
James Pazareskis	Assistant Vice President
Denise Tedeschi	Assistant Vice President and Assistant Secretary
Francesca Divone	Secretary
Susan Vesey	Assistant Secretary

(c) Inapplicable.

Item 33.	Location of Accounts and Records

Books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodian:

JPMorgan Chase Bank

4 New York Plaza, Floor 15

New York, New York 10004-2413

(b)	With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(iii) and (iv); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant’s Manager or Sub-Administrator:

AXA Equitable Funds Management Group, LLC 1290 Avenue of the Americas New York, NY 10104	J.P. Morgan Investors Services Co. 70 Fargo Street Boston MA 02210

(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Manager or Sub-advisers:

AXA Equitable Funds Management Group, LLC 1290 Avenue of the Americas New York, NY 10104	Horizon Asset Management, LLC 470 Park Avenue South New York, NY 10016

AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105	Goodman & Co., NY Ltd. 1 Adelaide Street East Toronto, Ontario Canada M5C2V9

RCM Capital Management LLC Four Embarcadero Center San Francisco, CA 94111-4189	JPMorgan Investment Management Inc. 522 Fifth Avenue New York, NY 10036

Janus Capital Management LLC 151 Detroit Street Denver, CO 80206	Marsico Capital Management, LLC 1200 17th Street Suite 1600 Denver, CO 80202

Thornburg Investment Management, Inc. 2300 North Ridgetop Road Santa Fe, NM 87506	Wellington Management Company, LLP 280 Congress Street Boston, MA 02210

Institutional Capital LLC 225 West Wacker Dr. Suite 2400 Chicago, IL 60606	BlackRock Financial Management, Inc. 40 East 52nd Street New York, NY 10022

MFS Investment Management 500 Boylston Street Boston, MA 02116	BlackRock Investment Management LLC 40 East 52nd Street New York, NY 10022

Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403	Pacific Investment Management Company LLC 840 Newport Center Drive Suite 300 Newport Beach, CA 92660

Legg Mason Capital Management, Inc. 100 Light Street Baltimore, MD 21202	Post Advisory Group, LLC 11755 Wilshire Boulevard Suite 1400 Los Angeles, CA 90025

ClearBridge Advisors, LLC 620 Eighth Avenue New York, NY 10018	T. Rowe Price Associates, Inc. 100 East Pratt Street Baltimore, MD 21202

SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111	NorthPointe Capital, LLC 101 West Big Beaver Road, Suite 745 Troy, MI 48084

Franklin Advisory Services, LLC One Parker Plaza 9th Floor Fort Lee, NJ 07024

Pacific Global Investment Management Company 101 N. Brand Blvd., Suite 1950 Glendale, CA 91203	Westfield Capital Management Company L.P. One Financial Center Boston, MA 02111

Tradewinds Global Investors, LLC 2049 Century Park East, 20th Floor Los Angeles, CA 90067	Diamond Hill Capital Management, Inc. 325 John H. McConnell Blvd., Suite 200 Columbus, OH 43215

Knightsbridge Asset Management, LLC 660 Newport Center Drive, Suite 460 Newport Beach, CA 92660	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, NY 10036

Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302	EARNEST Partners, LLC 1180 Peachtree Street, NE, Suite 2300 Atlanta, GA 30309

Item 34.	Management Services

Inapplicable.

Item 35.	Undertakings

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (“Post-Effective Amendment”) meets all the requirements for effectiveness under Rule 485(b) of the 1933 Act and that the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 3rd day of April 2012.

AXA PREMIER VIP TRUST

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Chairman of the Board, Trustee, President and Chief Executive Officer	April 3, 2012

/s/ Gerald C. Crotty* Gerald C. Crotty	Trustee	April 3, 2012

/s/ Barry Hamerling* Barry Hamerling	Trustee	April 3, 2012

/s/ Cynthia R. Plouché* Cynthia R. Plouché	Trustee	April 3, 2012

/s/ Rayman L. Solomon* Rayman L. Solomon	Trustee	April 3, 2012

/s/ Brian E. Walsh * Brian E. Walsh	Treasurer and Chief Financial Officer	April 3, 2012

* By:	/s/ Steven M. Joenk
Steven M. Joenk
(Attorney-in-Fact)

1

Exhibit Index

(d)(20)(ii)	Form of Amended and Restated Investment Advisory Agreement between FMG LLC and GCIC US Ltd. dated as of March 15, 2012 with respect to Multimanager Aggressive Equity Portfolio

(h)(3)(iii)	Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012